Fair value of Above / Below Market Acquired Time Charters (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Amortization of fair value of below market time charters	$ 1,353	$ 0
Amortization of fair value of above market time charters	167	$ 0
Accumulated amortization of fair value of below market time charters	3,173
Accumulated amortization of above market time charters	167
Fair value of above market time charters acquired	$ 169		$ 0
Below market time charters
Weighted average remaining lease term	2 years 4 months 28 days
Below market time charters | Star Marianne
Liability recognized	$ 1,269
Above market time charters | Star Janni
Asset recognized	$ 336